Item 405  - Nisha Kumar

WDI

Based solely on its review of the copies of such forms received by it, or written representations from certain reporting persons, the Fund believes that, during the fiscal year ended December 31, 2023, all such filing requirements were met with respect to the Fund, with the exception of statement of changes of beneficial ownership on Form 4 for Nisha Kumar, which was filed late due to an administrative oversight.